UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 89.2%
	Automobiles & Components - 0.8%
152,061	Tesla Motors, Inc.*	$40,471,035

	Capital Goods - 8.3%
251,495	Acuity Brands, Inc.	50,598,279
1,426,997	AECOM*	43,994,318
1,098,325	AMETEK, Inc.	58,266,141
783,808	Danaher Corp.	71,765,461
889,699	DigitalGlobe, Inc.*	18,843,825
1,319,025	Fortune Brands Home & Security, Inc.	62,983,444
901,788	HD Supply Holdings, Inc.*	32,284,010
4,106,956	Lithium Technology Corp.*(1)(2)	23,861,414
1,028,999	Textron, Inc.	44,967,256

		407,564,148

	Commercial & Professional Services - 0.8%
841,900	Nielsen N.V.	40,798,474

	Consumer Durables & Apparel - 2.7%
548,040	Harman International Industries, Inc.	59,001,986
10,719,360	Samsonite International S.A.	34,983,142
216,313	Whirlpool Corp.	38,445,309

		132,430,437

	Consumer Services - 6.1%
162,805	Chipotle Mexican Grill, Inc.*	120,838,755
1,789,709	Diamond Resorts International, Inc.*	56,089,480
1,844,160	Hilton Worldwide Holdings, Inc.*	49,515,696
86,900	Panera Bread Co. Class A*	17,738,028
704,189	Wyndham Worldwide Corp.	58,109,676

		302,291,635

	Diversified Financials - 2.2%
142,669	BlackRock, Inc.	47,982,438
769,408	Northern Trust Corp.	58,852,018

		106,834,456

	Energy - 0.0%
45,247	Newfield Exploration Co.*	1,483,649

	Food, Beverage & Tobacco - 3.2%
450,983	Monster Beverage Corp.*	69,248,440
4,365,247	Nomad Foods Ltd.*	90,578,875

		159,827,315

	Health Care Equipment & Services - 8.9%
276,780	athenahealth, Inc.*	38,738,129
425,897	Becton Dickinson and Co.	64,800,229
3,242,578	Boston Scientific Corp.*	56,226,302
851,570	Cerner Corp.*	61,074,600
268,000	DexCom, Inc.*	22,686,200
951,752	Envision Healthcare Holdings, Inc.*	42,638,490
1,264,083	Hologic, Inc.*	52,661,698
188,588	Intuitive Surgical, Inc.*	100,549,464

		439,375,112

	Household & Personal Products - 1.2%
659,910	Estee Lauder Cos., Inc. Class A	58,804,580

	Insurance - 1.2%
936,694	American International Group, Inc.	60,060,819

	Materials - 1.0%
2,062,730	Platform Specialty Products Corp.*	47,999,727

	Media - 1.1%
1,556,987	Twenty-First Century Fox, Inc. Class A	53,700,482

	Pharmaceuticals, Biotechnology & Life Sciences - 13.1%
282,695	Allergan plc*	93,614,449
126,624	Alnylam Pharmaceuticals, Inc.*	16,135,696

The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2015 (Unaudited)

123,028	Biogen, Inc.*	$39,218,866
2,457,418	Bristol-Myers Squibb Co.	161,304,918
286,814	Celgene Corp.*	37,644,338
496,400	Eisai Co., Ltd.	32,397,495
166,871	Illumina, Inc.*	36,594,810
144,715	Incyte Corp.*	15,090,880
811,440	Merck & Co., Inc.	47,842,502
1,298,470	Mylan N.V.*	72,701,335
470,370	Novartis AG	48,807,530
86,837	Regeneron Pharmaceuticals, Inc.*	48,078,174

		649,430,993

	Real Estate - 2.7%
868,602	American Tower Corp. REIT	82,612,736
1,292,144	CBRE Group, Inc. Class A*	49,062,708
81,341	WeWork Companies, Inc. Class A*(1)(2)	2,407,742

		134,083,186

	Retailing - 6.4%
405,402	Advance Auto Parts, Inc.	70,625,082
380,075	Amazon.com, Inc.*	203,777,211
116,585	Honest Co.	5,120,413
123,196	JAND, Inc. Class A*(1)(2)	1,273,449
532,146	Lowe’s Cos., Inc.	36,909,647

		317,705,802

	Semiconductors & Semiconductor Equipment - 1.3%
667,515	NXP Semiconductors N.V.*	64,742,280

	Software & Services - 18.5%
752,112	Akamai Technologies, Inc.*	57,694,512
573,704	Alibaba Group Holding Ltd. ADR*	44,943,971
118,700	Apigee Corp.*	955,535
454,126	Apigee Corp. PIPE*(1)(2)	3,489,176
342,443	Baidu, Inc. ADR*	59,126,208
837,484	Cognizant Technology Solutions Corp. Class A*	52,845,240
325,718	CoStar Group, Inc.*	65,563,776
1,639,922	Facebook, Inc. Class A*	154,169,067
175,499	Google, Inc. Class A*	115,390,593
98,622	Google, Inc. Class C*	61,698,910
850,566	Mobileye N.V.*	51,119,017
158,850	New Relic, Inc. PIPE*	5,527,980
579,272	ServiceNow, Inc.*	46,631,396
672,932	SS&C Technologies Holdings, Inc.	45,779,564
1,652,400	Tencent Holdings Ltd.	30,785,263
785,869	Workday, Inc. Class A*	66,272,333
675,868	Zillow Group, Inc. Class A*	55,083,242

		917,075,783

	Technology Hardware & Equipment - 8.5%
2,419,504	Apple, Inc.	293,485,835
888,987	Arista Networks, Inc.*	75,092,732
1,427,817	CDW Corp. of Delaware	51,301,465

		419,880,032

	Transportation - 1.2%
345,455	FedEx Corp.	59,217,896

	Total Common Stocks (cost $3,781,609,008)	4,413,777,841

Preferred Stocks - 6.2%
	Consumer Durables & Apparel - 0.2%
923,832	One Kings Lane, Inc.*(1)(2)	12,425,540

	Consumer Services - 0.2%
2,428,921	Draftkings, Inc.*(1)(2)	11,773,719

	Real Estate - 0.6%
2,437,006	Redfin Corp. Series G*(1)(2)	7,232,863
404,267	WeWork Companies, Inc. Class D-1*(1)(2)	11,966,546

The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2015 (Unaudited)

317,638	WeWork Companies, Inc. Class D-2*(1)(2)		$9,402,275

			28,601,684

	Retailing - 1.0%
443,446	Forward Ventures, Inc.*(1)(2)		17,724,093
275,096	JAND, Inc. Series D*(1)(2)		2,843,604
418,006	Tory Burch LLC*(1)(2)		26,767,004

			47,334,701

	Software & Services - 3.8%
1,526,069	Birst, Inc. Series F*(1)(2)		8,022,240
387,642	Cloudera, Inc.*(1)(2)		11,512,967
5,668,755	Essence Group Holdings Corp.*(1)(2)		10,713,947
169,309	General Assembly Space, Inc.*(1)(2)		8,299,680
743,470	Lookout, Inc. Series F*(1)(2)		8,022,041
1,078,374	MarkLogic Corp. Series F*(1)(2)		13,188,514
610,175	Nutanix, Inc.*(1)(2)		10,318,059
282,178	Pinterest, Inc. Series G*(1)(2)		9,116,018
2,311,920	Uber Technologies, Inc.*(1)(2)		82,477,053
566,228	Veracode, Inc.*(1)(2)		16,664,090
3,194,823	Zuora, Inc. Series F*(1)(2)		10,924,282

			189,258,891

	Technology Hardware & Equipment - 0.2%
654,892	Pure Storage, Inc.*(1)(2)		10,262,158

	Telecommunication Services - 0.2%
19,187	DocuSign, Inc. Series B*(1)(2)		329,705
5,747	DocuSign, Inc. Series B-1*(1)(2)		98,755
13,788	DocuSign, Inc. Series D*(1)(2)		236,930
356,583	DocuSign, Inc. Series E*(1)(2)		6,127,448
74,347	DocuSign, Inc. Series F*(1)(2)		1,277,563

			8,070,401

	Total Preferred Stocks (cost $234,911,552)		307,727,094

Convertible Preferred Stocks - 0.3%
	Retailing - 0.3%
272,032	Honest Co. Series C *(1)(2)		11,947,645

	Total Convertible Preferred Stocks (cost $7,360,451)		11,947,645

	Total Long-Term Investments (cost $4,023,881,011)		4,733,452,580

Short-Term Investments - 6.4%
	Other Investment Pools & Funds - 6.4%
317,318,529	Federated Prime Obligations Fund		317,318,529

	Total Short-Term Investments (cost $317,318,529)		317,318,529

	Total Investments (cost $4,341,199,540)^	102.1%	$5,050,771,109
	Other Assets and Liabilities	(2.1)%	(102,608,083)

	Total Net Assets	100.0%	$4,948,163,026

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2015 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$802,431,460
Unrealized Depreciation	(92,859,891)

Net Unrealized Appreciation	$709,571,569

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $350,706,520, which represents 7.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
04/2014	454,126	Apigee Corp.	$9,689,753
03/2015	1,526,069	Birst, Inc. Series F Preferred	8,913,616
02/2014	387,642	Cloudera, Inc. Preferred	5,644,068
02/2014	19,187	DocuSign, Inc. Series B Preferred	251,971
02/2014	5,747	DocuSign, Inc. Series B-1 Preferred	75,472
02/2014	13,788	DocuSign, Inc. Series D Preferred	181,069
02/2014	356,583	DocuSign, Inc. Series E Preferred	4,682,791
04/2015	74,347	DocuSign, Inc. Series F Preferred	1,419,515
02/2014	2,428,921	Draftkings, Inc. Preferred	4,375,172
05/2014	5,668,755	Essence Group Holdings Corp. Preferred	8,964,002
11/2014	443,446	Forward Ventures, Inc. Preferred	13,805,011
07/2015	169,309	General Assembly Space, Inc. Preferred	8,299,680
08/2014	272,032	Honest Co. Series C Convertible Preferred	7,360,451
04/2015	123,196	JAND, Inc.	1,414,943
04/2015	275,096	JAND, Inc. Series D Preferred	3,159,560
08/2013	4,106,956	Lithium Technology Corp.	20,017,304
07/2014	743,470	Lookout, Inc. Series F Preferred	8,492,732
04/2015	1,078,374	MarkLogic Corp. Series F Preferred	12,524,451
08/2014	610,175	Nutanix, Inc. Preferred	8,174,209
01/2014	923,832	One Kings Lane, Inc. Preferred	14,242,718
03/2015	282,178	Pinterest, Inc. Series G Preferred	10,128,909
04/2014	654,892	Pure Storage, Inc. Preferred	10,298,766
12/2014	2,437,006	Redfin Corp. Series G Preferred	8,036,515
11/2013	418,006	Tory Burch LLC Preferred	32,761,838
06/2014	2,311,920	Uber Technologies, Inc. Preferred	35,864,931
08/2014	566,228	Veracode, Inc. Preferred	10,455,910
12/2014	81,341	WeWork Companies, Inc.	1,354,422
12/2014	404,267	WeWork Companies, Inc. Class D-1 Preferred	6,731,514
12/2014	317,638	WeWork Companies, Inc. Class D-2 Preferred	5,289,041
01/2015	3,194,823	Zuora, Inc. Series F Preferred	12,138,091

			$274,748,425

At July 31, 2015, the aggregate value of these securities were $350,706,520, which represents 7.1% of total net assets.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	18.6%
Consumer Staples	4.4
Financials	6.3
Health Care	22.0
Industrials	10.7
Information Technology	32.7
Materials	1.0

Total	95.7%

Short-Term Investments	6.4
Other Assets & Liabilities	(2.1)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The Hartford Growth Opportunities Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$40,471,035	$40,471,035	$—	$—
Capital Goods	407,564,148	383,702,734	—	23,861,414
Commercial & Professional Services	40,798,474	40,798,474	—	—
Consumer Durables & Apparel	132,430,437	132,430,437	—	—
Consumer Services	302,291,635	302,291,635	—	—
Diversified Financials	106,834,456	106,834,456	—	—
Energy	1,483,649	1,483,649	—	—
Food, Beverage & Tobacco	159,827,315	159,827,315	—	—
Health Care Equipment & Services	439,375,112	439,375,112	—	—
Household & Personal Products	58,804,580	58,804,580	—	—
Insurance	60,060,819	60,060,819	—	—
Materials	47,999,727	47,999,727	—	—
Media	53,700,482	53,700,482	—	—
Pharmaceuticals, Biotechnology & Life Sciences	649,430,993	568,225,968	81,205,025	—
Real Estate	134,083,186	131,675,444	—	2,407,742
Retailing	317,705,802	311,311,940	—	6,393,862
Semiconductors & Semiconductor Equipment	64,742,280	64,742,280	—	—
Software & Services	917,075,783	882,801,344	30,785,263	3,489,176
Technology Hardware & Equipment	419,880,032	419,880,032	—	—
Transportation	59,217,896	59,217,896	—	—
Preferred Stocks	307,727,094	—	—	307,727,094
Convertible Preferred Stocks	11,947,645	—	—	11,947,645
Short-Term Investments	317,318,529	317,318,529	—	—

Total	$5,050,771,109	$4,582,953,888	$111,990,288	$355,826,933

(1) For the period ended July 31, 2015, investments valued at $33,300,881.87 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

c)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Convertible Preferred Stock	Preferred Stock	Total
Beginning balance	$49,120,034	$6,624,406	$162,484,112	$218,228,552
Purchases	20,284,133	-	91,666,599	111,950,732
Sales	-	-	(38,596,018)	(38,596,018)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	-	9,911,883	9,911,883
Net change in unrealized appreciation/depreciation	(1,638,711)	5,323,239	82,260,518	85,945,046
Transfers into Level 3(1)	-	-	-	-
Transfers out of Level 3(1)	(31,613,262)	-	-	(31,613,262)
Ending balance	$36,152,194	$11,947,645	$307,727,094	$355,826,933

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $87,792,982.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Municipal Real Return Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 98.5%
	Alabama - 1.0%
$ 1,500,000	County of Jefferson, AL, Sewer Rev 5.00%, 10/01/2018	$1,623,030

	Alaska - 0.7%
375,000	Alaska Municipal Bond Bank Auth Rev 5.75%, 09/01/2033	428,662
610,000	Anchorage, AK, GO 5.25%, 08/01/2028	681,937

		1,110,599

	Arizona - 1.1%
1,000,000	Arizona State Health Fac Auth Hospital System Rev 5.00%, 02/01/2020	1,112,720
265,000	Estrella Mountain Ranch, AZ, Community Fac Dist GO 6.20%, 07/15/2032	274,991
229,000	Sundance, AZ, Community Fac Dist 7.13%, 07/01/2027(1)	229,064
165,000	Vistancia, AZ, Community Fac Dist GO 6.75%, 07/15/2022	165,452

		1,782,227

	California - 15.1%
570,000	California State Communities DA Rev 0.97%, 04/01/2036(2)	481,536
1,000,000	5.00%, 10/01/2022	1,066,770
250,000	5.50%, 07/01/2037(3)	3
500,000	California State Dept Water Resources Supply Rev 5.00%, 05/01/2022	553,750
1,000,000	California State Health Facilities 6.00%, 07/01/2029	1,156,060
170,000	California State Public Works Board, State University Trustees 6.13%, 04/01/2029	198,325
1,530,000	Corona-Norco California University 4.00%, 09/01/2019	1,659,698
300,000	El Dorado, CA, Irrigation Dist 5.38%, 08/01/2024	343,593
315,000	Elk Grove Finance Auth 5.00%, 09/01/2031	353,102
435,000	Foothill-Eastern Transportation Corridor Agency 5.00%, 01/15/2053(2)	460,448
425,000	Golden State Tobacco Securitization Agency 5.00%, 06/01/2017	454,814
1,000,000	Hemet, CA Unif School Dist FA Special Tax 5.00%, 09/01/2031	1,085,480
400,000	Huntington Park, CA, Public FA Rev 5.25%, 09/01/2019	409,028
1,000,000	Irvine, CA, Improvement Bond Act 4.00%, 09/02/2019	1,085,650
1,100,000	Los Angeles, CA, Regional Airports Improvement Corp. 5.00%, 01/01/2020	1,242,945
1,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	1,117,530
500,000	San Bernardino, CA, Community College Dist GO 6.38%, 08/01/2026	580,550
500,000	San Buenaventura, CA, Rev 5.25%, 12/01/2017	536,205
60,000	San Diego, CA, Redev Agency, Centre City Sub Pkg 5.25%, 09/01/2026	60,056
1,120,000	San Francisco City & County, CA, Redev FA 6.50%, 08/01/2032	1,307,152
290,000	San Joaquin Hills, CA, Transporation Auth 5.00%, 01/15/2029	317,393
1,000,000	San Jose, CA, Redev Agency 6.50%, 08/01/2019	1,135,550

The Hartford Municipal Real Return Fund
Schedule of Investments
July 31, 2015 (Unaudited)

$ 1,360,000	Santa Cruz County, CA, Redev Agency 5.00%, 09/01/2022	$1,607,153
665,000	6.63%, 09/01/2029	762,589
500,000	Santa Margarita, CA, Water Dist Special Tax 5.00%, 09/01/2024	557,540
500,000	5.00%, 09/01/2025	548,280
1,000,000	5.00%, 09/01/2028	1,115,710
500,000	Southern California State Public Power Auth 5.00%, 07/01/2023	560,540
230,000	Temecula, CA, Redev Agency Tax Allocation Rev 5.63%, 12/15/2038	235,697
1,000,000	Tuolumne, CA, Wind Proj Auth Rev 5.88%, 01/01/2029	1,146,500
700,000	Twin Rivers, CA, Unif School Dist Certificates of Participation 3.20%, 06/01/2035(2)	701,190
1,250,000	Ventura County, CA, Certificates of Participation 5.63%, 08/15/2027	1,450,262
1,000,000	Washington Township, CA, Health Care Dist Rev 6.00%, 07/01/2029	1,121,910

		25,413,009

	Colorado - 0.4%
600,000	University of Colorado Enterprise Rev 5.75%, 06/01/2028	703,152

	Connecticut - 1.3%
950,000	City of Hartford, CT 5.00%, 07/01/2027	1,094,163
1,000,000	City of New Haven, CT, GO 5.00%, 11/01/2017	1,076,290

		2,170,453

	Delaware - 0.8%
1,180,000	Delaware State Transportation Auth 5.00%, 07/01/2025	1,333,683

	District of Columbia - 2.7%
3,000,000	District of Columbia University Rev 5.25%, 04/01/2034(2)	3,305,340
1,035,000	Metropolitan Washington, DC, Airport Auth System Rev 5.00%, 10/01/2022	1,201,335

		4,506,675

	Florida - 8.3%
500,000	Arlington of Naples 6.50%, 05/15/2020(1)	500,635
500,000	7.00%, 05/15/2024(1)	564,450
145,000	Broward County, FL, Airport System Rev 5.00%, 10/01/2019	164,055
120,000	5.00%, 10/01/2020	136,916
285,000	5.00%, 10/01/2021	328,394
1,500,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2021	1,732,110
1,000,000	5.00%, 10/01/2024	1,137,500
2,000,000	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc. 6.25%, 09/01/2027	2,131,260
190,000	Miami Beach, FL, Health Fac Auth 5.00%, 11/15/2020	217,487
625,000	Miami-Dade County Expressway Auth 5.00%, 07/01/2024	740,275
530,000	Miami-Dade County, FL, Aviation Auth 5.00%, 10/01/2027	599,335
2,000,000	Miami-Dade County, FL, Educational Fac Auth 5.75%, 04/01/2028	2,064,980
1,000,000	Miami-Dade County, FL, School Board 5.00%, 08/01/2027(4)	1,138,340
1,000,000	Palm Beach County Health 6.80%, 06/01/2025	1,122,720

The Hartford Municipal Real Return Fund
Schedule of Investments
July 31, 2015 (Unaudited)

$ 780,000	River Bend Community Development Dist, Capital Improvement Rev 7.13%, 11/01/2015(3)	$47,034
250,000	Village, FL, Community Development Dist #11 3.25%, 05/01/2019	249,730
1,000,000	Volusia County, FL, School Board 5.00%, 08/01/2025	1,178,980

		14,054,201

	Georgia - 1.5%
2,000,000	Atlanta, GA, Airport Passenger Fac Charge Rev 5.00%, 01/01/2023	2,269,860
10,000	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov’t Securities) 6.50%, 01/01/2017	10,231
245,000	Georgia State Municipal Elec Auth 6.50%, 01/01/2017	255,422

		2,535,513

	Hawaii - 1.0%
1,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	1,153,850
500,000	Hawaii State Harbor System Rev 5.38%, 01/01/2020	501,695

		1,655,545

	Idaho - 1.0%
1,470,000	Idaho State Bond Bank Auth Rev 5.63%, 09/15/2026	1,671,419

	Illinois - 14.6%
825,000	Chicago, IL, Board of Education 6.00%, 01/01/2020	898,433
825,000	Chicago, IL, O’Hare International Airport Rev 5.00%, 01/01/2023	941,119
1,500,000	5.00%, 01/01/2026	1,691,490
850,000	5.25%, 01/01/2027	852,669
2,670,000	Chicago, IL, Park Dist, GO 5.00%, 01/01/2025	2,908,618
785,000	City of Chicago, IL, GO 4.00%, 01/01/2018	790,534
300,000	5.00%, 12/01/2023	300,672
1,000,000	5.50%, 01/01/2030	999,940
260,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2017	270,010
1,205,000	5.00%, 11/01/2029	1,266,094
1,500,000	Huntley, IL, Special Service #9 5.10%, 03/01/2028	1,597,875
1,000,000	Illinois State FA Rev 5.00%, 10/01/2023	1,172,910
1,000,000	5.00%, 11/15/2031	1,117,980
1,000,000	5.00%, 11/15/2033	1,110,120
1,000,000	Illinois State GO 5.00%, 01/01/2022	1,051,540
2,000,000	5.25%, 01/01/2021	2,187,440
1,000,000	Illinois State Toll Highway Auth 5.00%, 01/01/2027	1,140,450
1,400,000	Kane Cook & DuPage Counties GO 5.00%, 01/01/2031	1,549,590
1,000,000	Railsplitter, IL, Tobacco Settlement Auth 5.50%, 06/01/2023	1,152,210
500,000	Springfield, IL, Water Rev 5.25%, 03/01/2026	552,885
1,000,000	State of Illinois 5.00%, 02/01/2026	1,051,520

		24,604,099

	Indiana - 1.4%
1,075,000	Indiana State Housing and Community DA 4.55%, 07/01/2027	1,090,233

The Hartford Municipal Real Return Fund
Schedule of Investments
July 31, 2015 (Unaudited)

$ 820,000	University of Southern Indiana 5.00%, 10/01/2022	$948,822
250,000	5.00%, 10/01/2023	288,942

		2,327,997

	Kentucky - 0.9%
230,000	Kentucky Public Transportation Inf Auth 5.00%, 07/01/2017	245,603
1,085,000	Louisville & Jefferson County, KY 5.00%, 12/01/2023	1,250,452

		1,496,055

	Louisiana - 2.0%
1,500,000	Louisana State, Tobacco Settlement Financing Corp. 5.00%, 05/15/2026	1,585,200
1,155,000	Louisiana Local Gov’t Environmental Facilities & Community DA 6.00%, 11/15/2030	1,169,010
500,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2034	545,820

		3,300,030

	Maryland - 0.6%
1,000,000	Westminster Maryland Rev 3.88%, 07/01/2019	1,020,520

	Massachusetts - 0.6%
925,000	Massachusetts State Development Fin Agency Rev 5.00%, 01/01/2017	973,701

	Michigan - 0.6%
600,000	Michigan FA 5.00%, 07/01/2018	650,730
350,000	5.00%, 07/01/2029	383,408

		1,034,138

	Missouri - 0.1%
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027(3)(5)	220,000

	Nevada - 0.2%
400,000	Las Vegas, NV, Special Improvement Dist 5.00%, 06/01/2028	405,672

	New Jersey - 1.1%
760,000	New Jersey State Econ DA 4.88%, 09/15/2019	794,626
1,000,000	New Jersey State Econ DA Lease Rev 5.00%, 09/01/2021	1,075,320

		1,869,946

	New York - 8.1%
1,000,000	City of New York, NY 6.25%, 10/15/2028	1,163,388
1,000,000	Liberty, NY, Corp. Development Goldman Sachs Headquarters 5.25%, 10/01/2035	1,165,700
3,000,000	Metropolitan Transportation Auth, NY, Rev 5.25%, 11/15/2023	3,523,740
395,000	New York City Housing Development Corp. 4.50%, 02/15/2048	404,974
530,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	554,936
970,000	New York State Dormitory Auth Rev 5.00%, 03/15/2028	1,061,306
2,000,000	New York State Dormitory Auth Rev Obligor: Teacher’s College 5.38%, 03/01/2029	2,243,320
765,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(1)	791,171
610,000	Newburth, NY, GO 5.00%, 06/15/2017	643,715
645,000	5.00%, 06/15/2018	693,310

The Hartford Municipal Real Return Fund
Schedule of Investments
July 31, 2015 (Unaudited)

$ 575,000	Ulster County, NY, Capital Resource Corp. Rev 0.00%, 09/15/2044(1)	$433,665
1,000,000	Ulster County, NY, Industrial Development Agency 6.00%, 09/15/2027	1,000,900

		13,680,125

	North Carolina - 0.5%
795,000	Mecklenburg County, NC, Certificate of Participation School Improvements 5.00%, 02/01/2024	902,007

	Ohio - 2.2%
1,200,000	Cuyahoga, OH, Community College Dist 5.00%, 08/01/2027	1,371,564
2,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	2,411,680

		3,783,244

	Oklahoma - 1.5%
2,310,000	Norman, OK, Regional Hospital Auth Rev 5.25%, 09/01/2019	2,490,989

	Other U.S. Territories - 1.9%
1,500,000	Guam Government Business Privilege Tax Rev 5.00%, 01/01/2027	1,660,080
1,000,000	Guam Government Power Auth Rev 5.00%, 10/01/2023	1,176,480
380,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	376,208

		3,212,768

	Pennsylvania - 5.2%
1,000,000	Commonwealth FA 5.00%, 06/01/2026	1,142,490
1,000,000	Montgomery County, PA, Higher Education and Health 5.00%, 10/01/2023	1,116,860
665,000	Pennsylvania State Turnpike Commission Rev 6.00%, 06/01/2028	748,158
750,000	Pennsylvania State, PA, GO 5.00%, 08/15/2023	881,438
1,000,000	Philadelphia, PA, GO 5.25%, 08/01/2019	1,140,080
1,570,000	Pittsburgh, PA, School Dist GO 5.00%, 09/01/2021	1,822,440
750,000	5.00%, 09/01/2023	864,135
1,000,000	Susquehanna Area Regional Airport Auth 5.00%, 01/01/2018	1,065,950

		8,781,551

	Rhode Island - 2.2%
1,410,000	Cranston, RI, GO 5.00%, 07/01/2018	1,551,042
1,215,000	Rhode Island Health & Educational Bldg Corp. 5.00%, 05/15/2018	1,313,998
800,000	5.00%, 05/15/2027	915,704

		3,780,744

	South Carolina - 0.7%
1,000,000	South Carolina St Jobs-Econ DA Rev 5.25%, 08/01/2024	1,149,580

	South Dakota - 0.3%
415,000	South Dakota State Health & Educational FA 5.00%, 11/01/2029	473,249

	Tennessee - 0.6%
1,000,000	Johnson City, TN, Health & Educational Fac Board Hospital Rev 5.50%, 07/01/2031	1,038,040

	Texas - 9.3%
750,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2023	858,547

The Hartford Municipal Real Return Fund
Schedule of Investments
July 31, 2015 (Unaudited)

$ 250,000	Harris County - Houston, TX 5.00%, 11/15/2032	$275,933
2,000,000	Houston, TX, Utility System Rev 6.00%, 11/15/2036	2,339,740
935,000	Kerrville, TX, Health Fac Development Corp. Hospital Rev 5.00%, 08/15/2015	936,103
1,000,000	Love Field, TX, Airport Modernization Corp. Special Fac Rev 5.00%, 11/01/2015	1,009,920
1,055,000	North Texas Tollway Auth Rev 1.95%, 01/01/2038(2)	1,068,937
1,000,000	5.00%, 01/01/2030	1,100,730
3,000,000	6.00%, 01/01/2025	3,366,726
305,000	Tarrant County, TX, Cultural Education Fac 3.88%, 11/15/2020	305,689
550,000	5.00%, 10/01/2034	581,416
1,000,000	6.25%, 11/15/2029	1,163,570
1,000,000	Texas State Municipal Gas Acquisition & Supply Corp. 5.25%, 12/15/2017	1,081,310
550,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	600,914
1,000,000	Travis County, TX, Health Fac, Querencia Barton Creek Project 5.65%, 11/15/2035	1,005,090

		15,694,625

	Vermont - 0.3%
600,000	Vermont State Econ DA Waste 4.75%, 04/01/2036(1)(2)	599,178

	Virginia - 0.3%
500,000	Virginia State Resources Auth Infrastructure 5.00%, 11/01/2024	562,305

	Washington - 3.5%
2,285,000	FYI Properties, WA, Lease Rev 5.50%, 06/01/2034	2,613,172
590,000	Washington State Health Care Fac Auth 5.00%, 01/01/2026	675,219
1,820,000	5.00%, 03/01/2029	2,070,541
550,000	Washington State Housing Finance Commission 6.50%, 07/01/2030(1)	554,345

		5,913,277

	West Virginia - 0.9%
1,500,000	West Virginia State Econ DA Solid Waste Disposal Fac 2.25%, 01/01/2041(2)	1,513,680

	Wisconsin - 4.0%
1,705,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2024	1,966,632
125,000	Wisconsin State 5.75%, 05/01/2033	143,211
865,000	6.00%, 05/01/2036	1,002,916
2,265,000	Wisconsin State Health & Educational Fac Auth Rev 5.00%, 02/15/2026	2,537,434
1,000,000	5.00%, 11/15/2027	1,148,650

		6,798,843

	Total Municipal Bonds (cost $160,284,882)	166,185,869

	Total Long-Term Investments (cost $160,284,882)	166,185,869

Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 2.1%
3,526,337	JP Morgan Tax Free Money Market Fund	3,526,337

	Total Short-Term Investments (cost $3,526,337)	3,526,337

The Hartford Municipal Real Return Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Total Investments (cost $163,811,219)^	100.6%	$169,712,206
Other Assets and Liabilities	(0.6)%	(1,094,338)

Total Net Assets	100.0%	$168,617,868

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$8,171,535
Unrealized Depreciation	(2,270,548)

Net Unrealized Appreciation	$5,900,987

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2015, the aggregate value of these securities were $3,672,508, which represents 2.2% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2015.
(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,119,600 at July 31, 2015.
(5)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$1,000,000	Stone Canyon, MO, Community Improvement Dist Rev	$990,337

At July 31, 2015, the aggregate value of these securities were $220,000, which represents 0.1% of total net assets.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2015

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
JPM	0.05% Fixed	CPURNSA	USD	8,925,000	12/22/15	$—	$—	$23,488	$23,488
BNP	1.07% Fixed	CPURNSA	USD	6,275,000	02/03/17	—	—	(16,559)	(16,559)
DEUT	1.48% Fixed	CPURNSA	USD	3,155,000	03/02/17	—	—	(21,528)	(21,528)
DEUT	1.46% Fixed	CPURNSA	USD	6,785,000	03/02/17	—	—	(43,910)	(43,910)
BCLY	1.53% Fixed	CPURNSA	USD	3,335,000	03/03/17	—	—	(25,532)	(25,532)
BOA	2.45% Fixed	CPURNSA	USD	7,800,000	03/22/17	—	—	(505,927)	(505,927)
BNP	1.53% Fixed	CPURNSA	USD	5,425,000	01/15/18	—	—	(125,429)	(125,429)
UBS	2.65% Fixed	CPURNSA	USD	5,250,000	03/04/18	—	—	(447,565)	(447,565)
UBS	2.79% Fixed	CPURNSA	USD	7,800,000	04/13/18	—	—	(766,090)	(766,090)
CBK	2.34% Fixed	CPURNSA	USD	525,000	04/15/18	—	—	(33,030)	(33,030)
BCLY	2.12% Fixed	CPURNSA	USD	7,550,000	01/15/19	—	—	(361,979)	(361,979)
DEUT	1.97% Fixed	CPURNSA	USD	7,450,000	11/12/19	—	—	(248,622)	(248,622)
BCLY	1.65% Fixed	CPURNSA	USD	3,700,000	01/15/20	—	—	(44,700)	(44,700)
BCLY	1.86% Fixed	CPURNSA	USD	3,600,000	01/15/20	—	—	(110,322)	(110,322)
JPM	2.75% Fixed	CPURNSA	USD	7,000,000	03/03/21	—	—	(843,530)	(843,530)
BCLY	2.79% Fixed	CPURNSA	USD	7,000,000	03/03/21	—	—	(843,530)	(843,530)
UBS	2.75% Fixed	CPURNSA	USD	7,000,000	03/03/21	—	—	(843,530)	(843,530)
JPM	2.33% Fixed	CPURNSA	USD	7,000,000	09/30/21	—	—	(568,608)	(568,608)
DEUT	2.48% Fixed	CPURNSA	USD	2,300,000	07/15/23	—	—	(190,520)	(190,520)
MSC	2.60% Fixed	CPURNSA	USD	1,525,000	08/09/23	—	—	(145,284)	(145,284)

The Hartford Municipal Real Return Fund
Schedule of Investments
July 31, 2015 (Unaudited)

DEUT	2.02% Fixed	CPURNSA	USD	1,850,000	12/11/24	—	—	$(43,376)	(43,376)
CBK	2.03% Fixed	CPURNSA	USD	1,185,000	06/01/25	—	—	(7,456)	(7,456)
DEUT	1.96% Fixed	CPURNSA	USD	1,985,000	08/04/25	—	—	478	478
UBS	2.95% Fixed	CPURNSA	USD	5,750,000	03/07/26	—	—	(1,017,732)	(1,017,732)
BCLY	2.98% Fixed	CPURNSA	USD	5,750,000	03/08/26	—	—	(1,057,973)	(1,057,973)
JPM	2.97% Fixed	CPURNSA	USD	6,800,000	04/14/26	—	—	(1,239,245)	(1,239,245)
CBK	2.45% Fixed	CPURNSA	USD	950,000	11/07/34	—	—	(75,262)	(75,262)

Total						$—	$—	$(9,603,273)	$(9,603,273)

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
OTC	Over-the-Counter

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
Rev	Revenue

The Hartford Municipal Real Return Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Municipal Bonds	$166,185,869	$—	$166,185,869	$—
Short-Term Investments	3,526,337	3,526,337	—	—
Swaps - Interest Rate(2)	23,966	—	23,966	—

Total	$169,736,172	$3,526,337	$166,209,835	$—

Liabilities
Swaps - Interest Rate(2)	$(9,627,239)	$—	$(9,627,239)	$—

Total	$(9,627,239)	$—	$(9,627,239)	$—

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.5%
	Automobiles & Components - 0.8%
49,500	American Axle & Manufacturing Holdings, Inc.*	$989,010
24,623	Cooper Tire & Rubber Co.	810,835
150,895	Tenneco Automotive, Inc.*	7,516,080

		9,315,925

	Banks - 2.9%
311,935	EverBank Financial Corp.	6,219,984
60,800	FCB Financial Holdings, Inc. Class A*	2,111,584
253,405	First Merchants Corp.	6,596,132
128,770	Flushing Financial Corp.	2,673,265
133,620	Great Western Bancorp, Inc.	3,508,861
494,120	MGIC Investment Corp.*	5,469,909
94,010	Sandy Spring Bancorp, Inc.	2,570,233
58,325	Wintrust Financial Corp.	3,144,884

		32,294,852

	Capital Goods - 6.9%
202,620	AAON, Inc.	4,496,138
22,200	Aegion Corp.*	438,894
23,241	Aerojet Rocketdyne Holdings, Inc.*	544,072
175,546	Altra Industrial Motion Corp.	4,458,868
14,742	American Railcar Industries, Inc.	588,943
11,491	American Woodmark Corp.*	755,648
22,000	Argan, Inc.	855,360
90,678	Astronics Corp.*	5,622,036
131,302	AZZ, Inc.	6,794,878
21,652	Continental Building Products, Inc.*	459,888
22,100	Douglas Dynamics, Inc.	453,492
17,363	Dycom Industries, Inc.*	1,147,000
9,200	Encore Wire Corp.	315,836
42,925	Esterline Technologies Corp.*	3,805,731
192,387	Generac Holdings, Inc.*	6,747,012
16,600	Global Brass & Copper Holdings, Inc.	279,710
130,410	Heico Corp. Class A	5,915,398
24,600	Hyster-Yale Materials Handling, Inc.	1,664,682
70,270	Lennox International, Inc.	8,296,779
11,768	Lydall, Inc.*	349,627
104,366	Meritor, Inc.*	1,469,473
71,420	Moog, Inc. Class A*	4,775,141
7,600	Proto Labs, Inc.*	572,812
54,595	Taser International, Inc.*	1,486,076
69,060	Teledyne Technologies, Inc.*	7,159,450
92,614	Toro Co.	6,328,315
25,600	Trex Co., Inc.*	1,161,472
32,522	Wabash National Corp.*	446,852
10,085	Woodward, Inc.	497,796

		77,887,379

	Commercial & Professional Services - 3.4%
10,256	Brink’s Co.	320,295
16,281	CEB, Inc.	1,245,822
111,373	Deluxe Corp.	7,175,762
172,650	Exponent, Inc.	7,681,198
150,595	GP Strategies Corp.*	4,320,571
19,200	HNI Corp.	952,128
8,207	Insperity, Inc.	412,648
34,400	Korn/Ferry International	1,151,712
7,954	Multi-Color Corp.	507,942
167,565	On Assignment, Inc.*	6,421,091
59,623	RPX Corp.*	922,964
25,129	TriNet Group, Inc.*	675,468
8,202	UniFirst Corp.	908,946
116,947	WageWorks, Inc.*	5,841,503

		38,538,050

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)

	Consumer Durables & Apparel - 4.4%
125,480	Arctic Cat, Inc.	$3,589,983
13,083	Ethan Allen Interiors, Inc.	394,976
103,846	G-III Apparel Group Ltd.*	7,500,796
22,679	Helen of Troy Ltd.*	1,990,763
10,953	iRobot Corp.*	337,243
315,901	Kate Spade & Co.*	6,355,928
52,211	Nautilus, Inc.*	1,103,218
74,058	Oxford Industries, Inc.	6,215,688
4,380	Polaris Industries, Inc.	600,323
223,700	Quiksilver, Inc.*	102,589
9,238	Skechers USA, Inc. Class A*	1,389,857
226,463	Steven Madden Ltd.*	9,438,978
9,411	Sturm Ruger & Co., Inc.	564,848
170,455	Taylor Morrison Home Corp. Class A*	3,281,259
6,286	Universal Electronics, Inc.*	325,866
272,256	Vince Holding Corp.*	2,670,831
93,730	Vista Outdoor, Inc.*	4,421,244

		50,284,390

	Consumer Services - 5.4%
23,700	American Public Education, Inc.*	613,119
9,563	BJ’s Restaurants, Inc.*	493,068
443,243	Bloomin’ Brands, Inc.	10,323,130
31,000	Boyd Gaming Corp.*	529,790
112,577	Brinker International, Inc.	6,743,362
42,514	Buffalo Wild Wings, Inc.*	8,314,888
14,591	Capella Education Co.	751,582
286,578	Del Frisco’s Restaurant Group, Inc.*	4,570,919
19,700	Domino’s Pizza, Inc.	2,242,648
38,442	Grand Canyon Education, Inc.*	1,669,536
366,184	La Quinta Holdings, Inc.*	7,770,425
46,300	LifeLock, Inc.*	366,696
93,545	Marriott Vacations Worldwide Corp.	7,820,362
60,558	Penn National Gaming, Inc.*	1,155,447
11,200	Pinnacle Entertainment, Inc.*	431,200
40,233	Sonic Corp.	1,195,725
8,200	Steiner Leisure Ltd.*	473,140
18,000	Strayer Education, Inc.*	1,000,980
30,600	Texas Roadhouse, Inc.	1,205,334
119,093	Weight Watchers International, Inc.*	476,372
72,390	Wingstop, Inc.*	2,481,529

		60,629,252

	Diversified Financials - 1.7%
100,965	Evercore Partners, Inc. Class A	5,936,742
138,345	HFF, Inc. Class A	6,341,735
43,265	MarketAxess Holdings, Inc.	4,231,317
93,300	Wisdomtree Investments, Inc.	2,323,170
15,600	World Acceptance Corp.*	848,952

		19,681,916

	Energy - 1.5%
66,580	Alon USA Energy, Inc.	1,239,054
18,500	CVR Energy, Inc.	707,255
115,310	Forum Energy Technologies, Inc.*	1,761,937
6,500	Green Plains, Inc.	145,925
202,020	Hornbeck Offshore Services, Inc.*	3,676,764
101,800	ION Geophysical Corp.*	80,412
11,805	Matrix Service Co.*	228,781
62,277	Pioneer Energy Services Corp.*	227,934
18,351	REX American Resources Corp.*	947,645
235,030	RSP Permian, Inc.*	5,828,744
39,470	Western Refining, Inc.	1,742,995

		16,587,446

	Food & Staples Retailing - 2.3%
112,320	Casey’s General Stores, Inc.	11,480,789

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)

20,487	Fresh Market, Inc.*	$	624,854
240,611	Natural Grocers by Vitamin Cottage, Inc.*		6,433,938
82,740	PriceSmart, Inc.		8,018,333

			26,557,914

	Food, Beverage & Tobacco - 1.6%
23,151	Cal-Maine Foods, Inc.		1,253,858
34,800	Pilgrim’s Pride Corp.		753,072
102,370	Post Holdings, Inc.*		5,501,364
16,623	Sanderson Farms, Inc.		1,197,022
110,585	TreeHouse Foods, Inc.*		9,063,547

			17,768,863

	Health Care Equipment & Services - 10.5%
28,056	ABIOMED, Inc.*		2,173,218
107,010	Acadia Healthcare Co., Inc.*		8,537,258
5,620	Align Technology, Inc.*		352,374
15,415	Atrion Corp.		6,226,118
36,546	Centene Corp.*		2,562,971
7,247	Computer Programs & Systems, Inc.		338,942
91,183	Cyberonics, Inc.*		5,598,636
120,710	Cynosure, Inc. Class A*		4,683,548
111,315	DexCom, Inc.*		9,422,815
25,400	Ensign Group, Inc.		1,298,448
354,212	Globus Medical, Inc. Class A*		9,939,189
20,733	HealthEquity, Inc.*		697,873
232,440	HealthSouth Corp.		10,622,508
37,425	HeartWare International, Inc.*		3,394,822
79,100	ICU Medical, Inc.*		7,903,672
28,500	Magellan Health, Inc.*		1,726,815
7,634	Medidata Solutions, Inc.*		410,709
179,989	Merge Healthcare, Inc.*		988,140
32,700	Meridian Bioscience, Inc.		591,543
27,107	Molina Healthcare, Inc.*		2,044,681
6,000	Natus Medical, Inc.*		270,960
174,525	Omnicell, Inc.*		6,373,653
16,553	Orthofix International N.V.*		552,208
117,241	Quality Systems, Inc.		1,494,823
134,255	Team Health Holdings, Inc.*		9,050,129
6,000	Teladoc, Inc.*		189,420
48,600	Triple-S Management Corp., Class B*		1,048,788
127,865	U.S. Physical Therapy, Inc.		6,758,944
203,645	Vascular Solutions, Inc.*		7,581,703
75,470	WellCare Health Plans, Inc.*		6,097,976

			118,932,884

	Household & Personal Products - 0.2%
15,413	Medifast, Inc.*		475,799
11,500	Natural Health Trends Corp.		348,450
6,400	Usana Health Sciences, Inc.*		797,760

			1,622,009

	Insurance - 1.5%
25,800	Ambac Financial Group, Inc.*		413,832
153,065	AMERISAFE, Inc.		7,660,903
8,580	AmTrust Financial Services, Inc.		596,396
26,600	Greenlight Capital Re Ltd. Class A*		740,012
9,356	HCI Group, Inc.		419,897
20,927	Heritage Insurance Holdings, Inc.*		517,316
151,480	James River Group Holdings Ltd.		4,158,126
70,374	Maiden Holdings Ltd.		1,163,986
50,812	United Insurance Holdings Corp.		816,041
36,400	Universal Insurance Holdings, Inc.		998,088

			17,484,597

	Materials - 4.3%
12,700	Berry Plastics Group, Inc.*		413,512
195,992	Boise Cascade Co.*		6,503,014
52,260	Cabot Corp.		1,838,507

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)

24,479	Clearwater Paper Corp.*	$	1,440,589
77,000	Gold Resource Corp.		170,170
684,700	Graphic Packaging Holding Co.		10,338,970
427,663	Headwaters, Inc.*		8,129,874
16,800	Innospec, Inc.		726,600
508,200	OMNOVA Solutions, Inc.*		3,288,054
246,106	PolyOne Corp.		8,434,053
106,837	Silgan Holdings, Inc.		5,712,574
15,473	Stepan Co.		758,332
105,899	Stillwater Mining Co.*		1,008,158

			48,762,407

	Media - 0.1%
29,177	McClatchy Co. Class A*		23,633
48,896	World Wrestling Entertainment, Inc. Class A		956,895

			980,528

	Pharmaceuticals, Biotechnology & Life Sciences - 15.4%
368,710	Achillion Pharmaceuticals, Inc.*		3,141,409
148,560	Acorda Therapeutics, Inc.*		5,104,522
129,310	Aerie Pharmaceuticals, Inc.*		2,345,683
109,579	Affymetrix, Inc.*		1,200,986
47,086	Agios Pharmaceuticals, Inc.*		5,187,935
70,170	Alkermes plc*		4,913,303
277,540	Amicus Therapeutics, Inc.*		4,770,913
118,967	Anacor Pharmaceuticals, Inc.*		17,748,687
313,270	Aratana Therapeutics, Inc.*		5,519,817
226,200	ARIAD Pharmaceuticals, Inc.*		1,845,792
219,093	Array BioPharma, Inc.*		1,272,930
283,302	BioCryst Pharmaceuticals, Inc.*		4,385,515
476,680	BioDelivery Sciences International, Inc.*		3,884,942
4,428	BioSpecifics Technologies Corp.*		304,292
31,800	Cambrex Corp.*		1,566,150
129,271	Cepheid*		7,186,175
29,752	Dyax Corp.*		732,197
9,700	Eagle Pharmaceuticals, Inc.*		937,214
71,117	Emergent Biosolutions, Inc.*		2,334,771
193,901	Five Prime Therapeutics, Inc.*		4,560,552
153,370	Flexion Therapeutics, Inc.*		3,588,858
219,449	Geron Corp.*		888,768
123,760	GlycoMimetics, Inc.*		948,002
7,111	Impax Laboratories, Inc.*		344,599
123,500	Infinity Pharmaceuticals, Inc.*		1,079,390
42,224	Insys Therapeutics, Inc.*		1,896,702
136,470	Intersect ENT, Inc.*		4,049,065
147,290	Ironwood Pharmaceuticals, Inc.*		1,539,181
17,900	Isis Pharmaceuticals, Inc.*		983,247
9,846	Kite Pharma, Inc.*		716,493
46,060	KYTHERA Biopharmaceuticals, Inc.*		3,432,391
20,300	Lannett Co., Inc.*		1,209,880
23,275	Ligand Pharmaceuticals, Inc.*		2,519,752
25,964	Luminex Corp.*		447,360
9,081	MacroGenics, Inc.*		341,446
184,760	Medicines Co.*		5,799,616
152,646	Merrimack Pharmaceuticals, Inc.*		1,541,725
73,000	MiMedx Group, Inc.*		783,290
24,979	NewLink Genetics Corp.*		1,302,655
87,006	Ophthotech Corp.*		5,889,436
219,806	Orexigen Therapeutics, Inc.*		879,224
138,507	Otonomy, Inc.*		3,569,325
155,785	PAREXEL International Corp.*		10,742,934
345,935	PDL Biopharma, Inc.		2,013,342
15,898	Pfenex, Inc.*		336,879
144,060	Portola Pharmaceuticals, Inc.*		7,122,326
85,720	PTC Therapeutics, Inc.*		4,389,721
27,762	Puma Biotechnology, Inc.*		2,515,237
97,330	Relypsa, Inc.*		3,222,596
141,516	Sciclone Pharmaceuticals, Inc.*		1,289,211

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)

63,100	Sucampo Pharmaceuticals, Inc. Class A*	$1,374,949
107,565	TESARO, Inc.*	6,238,770
49,000	Ultragenyx Pharmaceutical, Inc.*	5,925,570
304,950	XenoPort, Inc.*	2,226,135
124,700	Zafgen, Inc.*	4,734,859

		174,826,719

	Real Estate - 1.5%
14,400	Altisource Portfolio Solutions S.A.*	470,304
97,745	Apollo Residential Mortgage, Inc. REIT	1,415,347
132,635	Coresite Realty Corp. REIT	6,658,277
21,420	Marcus & Millichap, Inc.*	1,097,561
24,480	Omega Healthcare Investors, Inc. REIT	887,645
42,430	Sabra Healthcare, Inc. REIT	1,160,460
344,166	Sunstone Hotel Investors, Inc. REIT	4,842,416

		16,532,010

	Retailing - 6.1%
43,100	1-800-Flowers.com, Inc. Class A*	428,845
80,300	American Eagle Outfitters, Inc.	1,425,325
9,600	Big Lots, Inc.	414,528
35,800	Buckle, Inc.	1,583,434
37,457	Build-A-Bear Workshop, Inc.*	653,625
196,408	Burlington Stores, Inc.*	10,810,296
43,316	Cato Corp. Class A	1,663,768
113,154	Core-Mark Holding Co., Inc.	7,193,200
207,505	DSW, Inc. Class A	6,748,063
183,405	Five Below, Inc.*	6,762,142
85,300	Francescas Holding Corp.*	1,037,248
21,100	Hibbett Sports, Inc.*	961,105
130,930	HSN, Inc.	9,624,664
10,400	Kirkland’s, Inc.	283,712
78,200	Nutrisystem, Inc.	2,349,910
21,300	Outerwall, Inc.	1,508,466
34,300	Overstock.com, Inc.*	725,788
187,554	Party City Holdco, Inc.*	3,867,363
25,900	PetMed Express, Inc.	436,415
288,597	Pier 1 Imports, Inc.	3,408,331
41,100	Select Comfort Corp.*	1,070,244
35,322	Tile Shop Holdings, Inc.*	504,398
82,085	Wayfair, Inc. Class A*	3,062,591
231,125	zulily, Inc. Class A*	3,053,161

		69,576,622

	Semiconductors & Semiconductor Equipment - 2.0%
15,800	Advanced Energy Industries, Inc.*	413,802
28,403	Ambarella, Inc.*	3,291,056
128,592	Amkor Technology, Inc.*	567,091
105,480	Integrated Device Technology, Inc.*	2,015,723
105,647	Kulicke & Soffa Industries, Inc.*	1,099,785
113,410	MKS Instruments, Inc.	4,026,055
25,900	Rambus, Inc.*	339,031
127,888	SunEdison Semiconductor Ltd.*	1,808,336
153,219	SunEdison, Inc.*	3,566,938
177,334	SunPower Corp.*	4,793,338
32,172	Tessera Technologies, Inc.	1,115,082

		23,036,237

	Software & Services - 19.2%
226,937	Aspen Technology, Inc.*	10,071,464
54,839	AVG Technologies N.V.*	1,576,073
28,726	Barracuda Networks, Inc.*	788,241
12,000	BroadSoft, Inc.*	419,040
46,600	CACI International, Inc. Class A*	3,827,258
139,430	Cardtronics, Inc.*	5,168,670
109,145	Cass Information Systems, Inc.	5,741,027
24,500	Cimpress N.V.*	1,580,985
132,900	comScore, Inc.*	7,774,650

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)

13,840	Constant Contact, Inc.*	$357,626
60,010	CSG Systems International, Inc.	1,866,311
50,040	Demandware, Inc.*	3,781,022
72,083	Ellie Mae, Inc.*	5,654,911
96,749	EPAM Systems, Inc.*	7,170,068
63,695	ePlus, Inc.*	4,898,782
5,900	Euronet Worldwide, Inc.*	404,150
294,823	Everyday Health, Inc.*	3,499,549
195,289	Exlservice Holdings, Inc.*	7,571,354
117,530	Fair Isaac Corp.	10,658,796
501,731	Five9, Inc.*	2,363,153
210,821	Fleetmatics Group Ltd.*	10,092,001
21,100	Gigamon, Inc.*	567,168
55,267	Guidewire Software, Inc.*	3,263,516
169,320	Heartland Payment Systems, Inc.	10,548,636
104,485	HubSpot, Inc.*	5,636,966
22,292	Imperva, Inc.*	1,464,584
58,400	Infoblox, Inc.*	1,372,400
109,345	j2 Global, Inc.	7,697,888
33,106	Logmein, Inc.*	2,435,939
8,000	Luxoft Holding, Inc.*	502,080
163,805	Manhattan Associates, Inc.*	10,617,840
93,044	Marketo, Inc.*	2,829,468
125,270	MAXIMUS, Inc.	8,544,667
284,052	Model N, Inc.*	3,226,831
198,401	NetScout Systems, Inc.*	7,912,232
15,965	NeuStar, Inc. Class A*	492,840
22,707	Pegasystems, Inc.	615,133
188,625	PTC, Inc.*	6,856,519
126,390	Q2 Holdings, Inc.*	3,436,544
102,205	Qualys, Inc.*	3,777,497
23,054	Science Applications International Corp.	1,237,539
32,000	SolarWinds, Inc.*	1,276,480
72,018	Solera Holdings, Inc.	2,635,139
4,416	SS&C Technologies Holdings, Inc.	300,420
5,900	Stamps.com, Inc.*	404,740
54,455	Sykes Enterprises, Inc.*	1,327,613
7,800	Syntel, Inc.*	340,782
98,265	Tyler Technologies Corp.*	13,711,898
61,000	VASCO Data Security International, Inc.*	1,243,790
123,980	Verint Systems, Inc.*	7,218,116
121,550	WebMD Health Corp.*	5,297,149
60,990	WEX, Inc.*	6,223,420

		218,280,965

	Technology Hardware & Equipment - 2.6%
22,500	Alliance Fiber Optic Products, Inc.	451,575
38,800	Avid Technology, Inc.*	475,688
114,606	CDW Corp. of Delaware	4,117,794
180,380	Ciena Corp.*	4,590,671
93,864	Cognex Corp.	4,249,223
30,638	DTS, Inc.*	872,877
42,960	FEI Co.	3,693,271
52,482	Infinera Corp.*	1,256,419
30,600	InterDigital, Inc.	1,654,542
33,380	Methode Electronics, Inc.	895,585
29,300	Polycom, Inc.*	333,434
207,700	Quantum Corp.*	220,162
80,050	Rogers Corp.*	4,480,398
216,525	Sonus Networks, Inc.*	1,747,357
11,136	Universal Display Corp.*	531,299

		29,570,295

	Telecommunication Services - 0.5%
117,400	Cincinnati Bell, Inc.*	459,034
21,900	IDT Corp. Class B	372,738
57,100	Inteliquent, Inc.	1,039,220
456,930	Vonage Holdings Corp.*	2,919,783
136,500	Windstream Holdings, Inc.	662,025

		5,452,800

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)

	Transportation - 1.7%
8,000	Alaska Air Group, Inc.		$606,000
6,500	Allegiant Travel Co.		1,382,745
182,723	Celadon Group, Inc.		3,965,089
43,000	Hawaiian Holdings, Inc.*		933,960
26,900	JetBlue Airways Corp.*		618,162
133,390	Marten Transport Ltd.		2,586,432
10,200	Matson, Inc.		422,484
338,518	Swift Transportation Co.*		8,063,499
27,500	Werner Enterprises, Inc.		776,600

			19,354,971

	Total Common Stocks (cost $940,679,149)		1,093,959,031

Exchange Traded Funds - 2.5%
	Other Investment Pools & Funds - 2.5%
183,720	iShares Russell 2000 Growth ETF		28,467,414

	Total Exchange Traded Funds (cost $28,347,474)		28,467,414

Warrants - 0.0%
	Diversified Financials - 0.0%
1,613	Imperial Holdings, Inc., Expires 4/11/19*(1)(2)		—

	Total Warrants (cost $—)		—

	Total Long-Term Investments (cost $969,026,623)		1,122,426,445

Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 2.0%
4,887,490	BlackRock Liquidity Funds TempFund Portfolio		4,887,490
18,112,153	Federated Prime Obligations Fund		18,112,153

	Total Short-Term Investments (cost $22,999,643)		22,999,643

	Total Investments (cost $992,026,266)^	101.0%	$1,145,426,088
	Other Assets and Liabilities	(1.0)%	(10,862,443)

	Total Net Assets	100.0%	$1,134,563,645

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools and Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$199,652,805
Unrealized Depreciation	(46,252,983)

Net Unrealized Appreciation	$153,399,822

*	Non-income producing.
(1)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost
12/2014	1,613	Imperial Holdings, Inc. Warrants	$—

At July 31, 2015, the aggregate value of these securities were $0, which represents 0.0% of total net assets.

(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of this security was $0, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.8%
Consumer Staples	4.1
Energy	1.5
Financials	10.1
Health Care	25.9
Industrials	12.0
Information Technology	23.8
Materials	4.3
Telecommunication Services	0.5

Total	99.0%

Short-Term Investments	2.0
Other Assets & Liabilities	(1.0)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The Hartford SmallCap Growth Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$9,315,925	$9,315,925	$—	$—
Banks	32,294,852	32,294,852	—	—
Capital Goods	77,887,379	77,887,379	—	—
Commercial & Professional Services	38,538,050	38,538,050	—	—
Consumer Durables & Apparel	50,284,390	50,284,390	—	—
Consumer Services	60,629,252	60,629,252	—	—
Diversified Financials	19,681,916	19,681,916	—	—
Energy	16,587,446	16,587,446	—	—
Food & Staples Retailing	26,557,914	26,557,914	—	—
Food, Beverage & Tobacco	17,768,863	17,768,863	—	—
Health Care Equipment & Services	118,932,884	118,932,884	—	—
Household & Personal Products	1,622,009	1,622,009	—	—
Insurance	17,484,597	17,484,597	—	—
Materials	48,762,407	48,762,407	—	—
Media	980,528	980,528	—	—
Pharmaceuticals, Biotechnology & Life Sciences	174,826,719	174,826,719	—	—
Real Estate	16,532,010	16,532,010	—	—
Retailing	69,576,622	69,576,622	—	—
Semiconductors & Semiconductor Equipment	23,036,237	23,036,237	—	—
Software & Services	218,280,965	218,280,965	—	—
Technology Hardware & Equipment	29,570,295	29,570,295	—	—
Telecommunication Services	5,452,800	5,452,800	—	—
Transportation	19,354,971	19,354,971	—	—
Exchange Traded Funds	28,467,414	28,467,414	—	—
Warrants	—	—	—	0
Short-Term Investments	22,999,643	22,999,643	—	—

Total	$1,145,426,088	$1,145,426,088	$—	$—

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Value Opportunities Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.6%
	Banks - 10.8%
178,329	Citigroup, Inc.	$10,425,113
95,500	Fifth Third Bancorp	2,012,185
155,246	JP Morgan Chase & Co.	10,639,009
16,500	M&T Bank Corp.	2,163,975
78,588	PNC Financial Services Group, Inc.	7,715,770

		32,956,052

	Capital Goods - 7.0%
60,891	Eaton Corp. plc	3,688,777
62,531	Generac Holdings, Inc.*	2,192,962
299,689	General Electric Co.	7,821,883
18,721	Raytheon Co.	2,042,274
93,309	Rexel S.A.	1,469,493
16,562	Sulzer AG	1,700,672
40,455	WESCO International, Inc.*	2,482,319

		21,398,380

	Consumer Durables & Apparel - 2.8%
62,200	D.R. Horton, Inc.	1,846,718
110,050	Electrolux AB Series B	3,159,308
9,806,000	Global Brands Group Holding Ltd.*	2,173,040
137,566	Vera Bradley, Inc.*	1,493,967

		8,673,033

	Consumer Services - 2.5%
82,274	Las Vegas Sands Corp.	4,610,635
73,900	Melco Crown Entertainment Ltd. ADR	1,524,557
362,000	Sands China Ltd.	1,597,605

		7,732,797

	Diversified Financials - 1.9%
19,871	Julius Baer Group Ltd.*	1,099,258
80,947	Raymond James Financial, Inc.	4,775,873
73,500	Solar Cayman Ltd.*(1)(2)(3)	5,145

		5,880,276

	Energy - 10.3%
28,989	Baker Hughes, Inc.	1,685,710
113,600	Cameco Corp.	1,560,008
135,449	Canadian Natural Resources Ltd.	3,302,247
241,933	Cobalt International Energy, Inc.*	1,865,303
43,200	Diamondback Energy, Inc.*	2,907,360
97,603	Halliburton Co.	4,078,829
36,579	Helmerich & Payne, Inc.	2,112,071
68,168	HollyFrontier Corp.	3,289,788
42,135	National Oilwell Varco, Inc.	1,775,148
18,220	Pioneer Natural Resources Co.	2,309,749
78,285	QEP Resources, Inc.	1,086,596
275,182	Southwestern Energy Co.*	5,118,385
265,000	Trican Well Service Ltd.	569,370

		31,660,564

	Food, Beverage & Tobacco - 2.0%
83,800	Imperial Tobacco Group plc	4,397,536
19,035	Ingredion, Inc.	1,678,887

		6,076,423

	Health Care Equipment & Services - 0.4%
10,455	Aetna, Inc.	1,181,101

	Insurance - 13.3%
121,052	American International Group, Inc.	7,761,854
76,675	Arthur J Gallagher & Co.	3,636,695
234,279	MetLife, Inc.	13,058,712
145,196	Principal Financial Group, Inc.	8,059,830
76,163	Torchmark Corp.	4,692,402
95,512	Unum Group	3,423,150

		40,632,643

The Hartford Value Opportunities Fund
Schedule of Investments
July 31, 2015 (Unaudited)

	Materials - 7.5%
41,400	Bemis Co., Inc.	$1,845,198
45,581	Cabot Corp.	1,603,539
52,537	Celanese Corp. Series A	3,463,239
154,400	Chemours Co. (The)	1,686,048
142,780	Constellium N.V. Class A*	1,584,858
101,856	Huntsman Corp.	1,935,264
101,800	Norbord, Inc.	1,974,742
111,571	Reliance Steel & Aluminum Co.	6,761,203
57,445	Rio Tinto plc ADR	2,218,526

		23,072,617

	Media - 3.0%
106,800	Markit, Ltd.*	2,843,016
127,300	Quebecor, Inc. Class B	3,010,581
182,637	Sky plc	3,246,788

		9,100,385

	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
69,446	AstraZeneca plc ADR	2,346,580
5,588	Biogen, Inc.*	1,781,343
108,924	Bristol-Myers Squibb Co.	7,149,771
211,269	Merck & Co., Inc.	12,456,420
76,322	Mylan N.V.*	4,273,269
8,300	Perrigo Co. plc	1,595,260
26,497	TESARO, Inc.*	1,536,826

		31,139,469

	Real Estate - 6.2%
47,145	American Tower Corp. REIT	4,483,961
23,721	AvalonBay Communities, Inc. REIT	4,088,077
139,603	Columbia Property Trust, Inc. REIT	3,372,808
59,351	Equity LifeStyle Properties, Inc. REIT	3,435,236
13,500	SL Green Realty Corp. REIT	1,554,390
67,053	Weyerhaeuser Co. REIT	2,057,857

		18,992,329

	Retailing - 1.2%
571,800	Allstar Co.*(2)(3)	577,518
63,357	GNC Holdings, Inc. Class A	3,117,798

		3,695,316

	Semiconductors & Semiconductor Equipment - 1.0%
91,491	Maxim Integrated Products, Inc.	3,114,354

	Software & Services - 2.5%
81,336	Activision Blizzard, Inc.	2,097,656
8,224	Google, Inc. Class A*	5,407,280

		7,504,936

	Technology Hardware & Equipment - 7.3%
189,694	ARRIS Group, Inc.*	5,865,338
347,062	Cisco Systems, Inc.	9,863,502
2,812	Samsung Electronics Co., Ltd.	2,852,932
44,300	Western Digital Corp.	3,812,458

		22,394,230

	Telecommunication Services - 2.4%
64,400	T-Mobile US, Inc.*	2,618,504
104,061	Verizon Communications, Inc.	4,869,014

		7,487,518

	Transportation - 1.1%
33,200	United Parcel Service, Inc. Class B	3,398,352

	Utilities - 6.2%
32,400	Edison International	1,944,324
189,643	Exelon Corp.	6,085,644

The Hartford Value Opportunities Fund
Schedule of Investments
July 31, 2015 (Unaudited)

123,732	PG&E Corp.		$6,497,167
259,582	Snam S.p.A.		1,277,367
92,803	Xcel Energy, Inc.		3,217,480

			19,021,982

	Total Common Stocks (cost $302,830,673)		305,112,757

	Total Long-Term Investments (cost $302,830,673)		305,112,757

Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.4%
1,362,034	Federated Prime Obligations Fund		1,362,034

	Total Short-Term Investments (cost $1,362,034)		1,362,034

	Total Investments (cost $304,192,707)^	100.0%	$306,474,791
	Other Assets and Liabilities	0.0%	(54,626)

	Total Net Assets	100.0%	$306,420,165

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$30,619,316
Unrealized Depreciation	(28,337,232)

Net Unrealized Appreciation	$2,282,084

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At July 31, 2015, the aggregate value of this security was $5,145, which represents 0.0% of total net assets.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2015, the aggregate fair value of these securities were $582,663, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	571,800	Allstar Co.	$248,744
03/2007	73,500	Solar Cayman Ltd.	21,542

			$270,286

At July 31, 2015, the aggregate value of these securities were $582,663, which represents 0.2% of total net assets.

The Hartford Value Opportunities Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2015

Currency	Buy /Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	09/16/15	JPM	$8,115,548	$7,924,436	$191,112
GBP	Sell	09/16/15	BOA	4,085,909	4,129,190	(43,281)

Total						$147,831

† See Significant Accounting Policies of accompanying Notes to Schedule of Investments regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Value Opportunities Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Diversification by Sector

as of July 31, 2015 (Unaudited)

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.3%
Consumer Staples	2.0
Energy	10.3
Financials	32.2
Health Care	10.6
Industrials	8.3
Information Technology	10.8
Materials	7.5
Telecommunication Services	2.4
Utilities	6.2

Total	99.6%

Short-Term Investments	0.4
Other Assets & Liabilities	0.0

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

The Hartford Value Opportunities Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2015 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$32,956,052	$32,956,052	$—	$—
Capital Goods	21,398,380	18,228,215	3,170,165	—
Consumer Durables & Apparel	8,673,033	3,340,685	5,332,348	—
Consumer Services	7,732,797	6,135,192	1,597,605	—
Diversified Financials	5,880,276	4,775,873	1,099,258	5,145
Energy	31,660,564	31,660,564	—	—
Food, Beverage & Tobacco	6,076,423	1,678,887	4,397,536	—
Health Care Equipment & Services	1,181,101	1,181,101	—	—
Insurance	40,632,643	40,632,643	—	—
Materials	23,072,617	23,072,617	—	—
Media	9,100,385	5,853,597	3,246,788	—
Pharmaceuticals, Biotechnology & Life Sciences	31,139,469	31,139,469	—	—
Real Estate	18,992,329	18,992,329	—	—
Retailing	3,695,316	3,117,798	—	577,518
Semiconductors & Semiconductor Equipment	3,114,354	3,114,354	—	—
Software & Services	7,504,936	7,504,936	—	—
Technology Hardware & Equipment	22,394,230	19,541,298	2,852,932	—
Telecommunication Services	7,487,518	7,487,518	—	—
Transportation	3,398,352	3,398,352	—	—
Utilities	19,021,982	17,744,615	1,277,367	—
Short-Term Investments	1,362,034	1,362,034	—	—
Foreign Currency Contracts(2)	191,112	—	191,112	—

Total	$306,665,903	$282,918,129	$23,165,111	$582,663

Liabilities
Foreign Currency Contracts(2)	$(43,281)	$—	$(43,281)	$—

Total	$(43,281)	$—	$(43,281)	$—

(1) For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine-month period ended July 31, 2015:

	Common Stocks	Total
Beginning balance	$490,489	$490,489
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	92,174	92,174
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	-	-
Ending balance	$582,663	$582,663

The change in net unrealized appreciation/depreciation relating to the Level 3 investment held at July 31, 2015 was $92,174.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”), portfolio investments and other assets held by each Fund’s portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, each Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board of Directors”). Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign investments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that a Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, a Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which is an average of the dealer marks and dealer runs. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If the last trade price for exchange traded options does not fall between the bid and ask prices, the value will be the mean of the bid and ask prices as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of certain Funds shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”).

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Company’s Treasurer or designee and a Vice President of the investment manager or designee. A Vice President of the Company with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Company’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s subadviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: September 29, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 29, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: September 29, 2015	By:	/s/ Michael Flook
Michael Flook
Vice President, Treasurer and Controller